SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
Schedule of Revenues by Geographic Area
	Years ended December 31,
	2012	2013	2014
	$	$	$
Europe:
- Germany	65,979,111	43,997,078	15,732,066
- Italy	45,429,510	7,747,266	856,757
- Spain	656,723	1,558,828	81,246
- Belgium	1,953,916	1,319,670	244,416
- France	19,758,758	48,504,587	69,270,852
- Czech Republic and Slovakia	5,699,269	1,806,237	645,756
- Bulgaria	22,300,958	1,886,258	60,928
- United Kingdom	11,844,591	6,055,612	7,115,464
- Others	34,582,052	36,316,562	10,791,911

Europe total	208,204,888	149,192,098	104,799,396

PRC	29,148,928	97,038,992	137,148,042
India	867,177	26,943,051	20,328,345
South Korea	14,244	-	8,751
Australia	39,605,278	7,783,075	8,400,530
America	1,932,147	1,837,797	2,400,047
Japan	-	31,313,082	57,774,158
Others	12,948,699	2,077,599	10,248,428

Total net revenues	292,721,361	316,185,694	341,107,697